Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,830,350.00
Total Fee Amount	3,981.47
Total Offset Amount	0.00
Net Fee	$ 3,981.47
Offering Table N/A
Offset Table N/A	N/A